Hood River International Opportunity Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Value
Communication Services - 4.8%
Diversified Telecommunication Services - 0.9%
Infrastrutture Wireless Italiane SpA	3,400	$40,400
		$–
Entertainment - 0.6%
Nexon Co. Ltd.	1,700	30,377
		$–
Interactive Media & Services - 1.7%
Baltic Classifieds Group PLC	33,568	79,865
		$–
Media - 1.6%
Gambling.com Group Ltd.(a)	5,844	76,440
		227,082

Consumer Discretionary – 9.5%
Automobile Components - 1.1%
MRF Ltd.	40	51,617
		$–
Hotels, Restaurants & Leisure - 5.8%
Basic-Fit NV(a)	701	19,843
eDreams Odigeo SA(a)	8,400	57,361
Genius Sports Ltd.(a)	13,595	72,461
Inspired Entertainment, Inc.(a)	6,000	71,760
Webjet Ltd.(a)	12,100	52,159
		273,584
Leisure Products - 1.3%
Ferretti SpA	13,200	39,162
Tonies SE(a)	4,500	21,885
		61,047
Textiles, Apparel & Luxury Goods – 1.3%
On Holding AG(a)	1,090	30,324
Vaibhav Global Ltd.(a)	6,900	36,502
		453,074

Consumer Staples - 2.2%
Household Products - 1.2%
Jyothy Labs Ltd.	13,299	57,672
		$–
Personal Care Products - 1.0%
Oddity Tech Ltd.(a)	1,600	45,360
		103,032

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp.	1,400	55,496
Denison Mines Corp.(a)	43,500	71,775
Great Eastern Shipping Co. Ltd.	5,119	52,128
Iwatani Corp.	900	45,306
NexGen Energy Ltd.(a)	8,300	49,551
		274,256
		274,256

Financials - 6.0%
Banks - 1.5%
Sumitomo Mitsui Trust Holdings, Inc.	1,900	71,529
		$–
Consumer Finance - 1.2%
Sundaram Finance Ltd.	1,537	56,806
		$–
Financial Services - 2.9%
BFF Bank SpA	4,800	47,881
Payfare, Inc.(a)	22,051	87,831
		135,712
Insurance - 0.4%
Alper Consultoria e Corretora de Seguros SA	3,200	19,863
		283,910

Health Care - 5.6%
Biotechnology - 2.9%
Exscientia PLC - ADR(a)	2,000	9,040
MDxHealth SA - ADR(a)	45,400	128,936
		137,976
Health Care Equipment & Supplies - 1.6%
Establishment Labs Holdings, Inc.(a)	1,500	73,605
		$–
Health Care Technology - 1.1%
Augmedix, Inc.(a)	10,200	52,530
		264,111

Industrials - 28.8%(b)
Commercial Services & Supplies - 4.9%
DO & CO AG	240	26,338
GFL Environmental, Inc.	6,250	198,499
		224,837
Construction & Engineering - 2.0%
Ahluwalia Contracts India Ltd.	4,300	36,311
Larsen & Toubro Ltd.	1,530	55,589
		91,900
Electrical Equipment - 3.9%
Amara Raja Energy & Mobility Ltd.	6,400	49,053
Triveni Turbine Ltd.(a)	9,952	52,409
V-Guard Industries Ltd.	9,800	36,240
Voltamp Transformers Ltd.	878	47,382
		185,084
Ground Transportation - 1.9%
TFI International, Inc.	700	89,887
		$–
Machinery - 6.5%
AIA Engineering Ltd.	830	35,034
CNH Industrial NV	2,700	32,670
Elgi Equipments Ltd.	5,900	36,190
Kawasaki Heavy Industries Ltd.	2,200	53,229
Mitsubishi Heavy Industries Ltd.	800	44,622
MTAR Technologies Ltd.(a)	1,880	57,287
Silex Systems Ltd.(a)	4,000	8,943
Thermax Ltd.	1,100	41,139
		309,114
Professional Services - 1.3%
WNS Holdings Ltd. - ADR(a)	926	63,394
		$–
Trading Companies & Distributors - 8.3%
FTAI Aviation Ltd.	3,050	108,428
Marubeni Corp.	18,300	285,265
		393,693
		1,357,909

Information Technology - 19.6%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet(a)	630	104,970
		$–
IT Services - 1.2%
Globant SA(a)	290	57,377
		$–
Semiconductors & Semiconductor Equipment - 8.9%
ACM Research, Inc. - Class A(a)	3,388	61,340
Aixtron SE	1,150	42,123
Alchip Technologies Ltd.	605	50,712
BE Semiconductor Industries NV	560	54,772
Camtek Ltd.(a)	1,561	97,188
Nordic Semiconductor ASA(a)	2,215	22,770
Shibaura Mechatronics Corp.	1,800	84,527
		413,432
Software - 7.4%
Applied Digital Corp.(a)	26,488	165,285
Darktrace PLC(a)	7,200	35,227
NICE Ltd. - ADR(a)	440	74,800
Opera Ltd. - ADR	3,180	35,839
Zoo Digital Group PLC(a)	78,000	39,019
		350,170
		925,949

Materials - 0.7%
Metals & Mining - 0.7%
Ratnamani Metals & Tubes Ltd.	1,125	35,176
		35,176

Real Estate - 4.5%
Real Estate Management & Development - 4.5%
Altisource Portfolio Solutions SA(a)	14,100	56,259
Corp. Inmobiliaria Vesta SAB de CV	24,300	79,980
IWG PLC(a)	21,500	37,119
Tosei Corp.	3,000	38,699
		212,057
		212,057
		4,136,556
TOTAL COMMON STOCKS (Cost $4,067,983)

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.2%
Real Estate - 2.2%
Fibra Uno Administracion SAB de CV	29,200	48,841
		$–
FIBRA Macquarie Mexico	32,200	54,063
Total Real Estate		102,904
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $87,946)		102,904

EXCHANGE TRADED FUNDS – 0.4%	Shares	Value
KraneShares Global Carbon Strategy ETF	550	19,872
TOTAL EXCHANGE TRADED FUNDS (Cost $24,894)		19,872

MUTUAL FUNDS – 1.7%	Shares	Value
Sprott Physical Uranium Trust(a)	4,643	79,442
TOTAL MUTUAL FUNDS (Cost $58,413)		79,442

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%	Shares
First American Treasury Obligations Fund - Class X 5.27%(b)	309,341	309,341
TOTAL SHORT-TERM INVESTMENTS (Cost $309,341)		309,341

TOTAL INVESTMENTS - 98.4% (Cost $4,548,577)		4,648,115
Other Assets in Excess of Liabilities - 1.6%		73,543
TOTAL NET ASSETS - 100.0%		$4,721,658

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Summary of Fair Value Measurements at September 30, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2023:

Hood River International Opportunity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Communication Services	$156,305	$70,777	$–	$227,082
Consumer Discretionary	196,430	256,644	–	453,074
Consumer Staples	45,360	57,672	–	103,032
Energy	176,822	97,434	–	274,256
Financials	107,693	176,217	–	283,910
Health Care	264,111	–	–	264,111
Industrials	519,217	838,693	–	1,357,910
Information Technology	635,817	290,131	–	925,948
Materials	–	35,176	–	35,176
Real Estate	173,358	38,699	–	212,057
Common Stocks - Total	2,275,113	1,861,443	–	4,136,556
Real Estate Investment Trusts	$102,904	$–	$–	$102,904
Closed End Investment Trusts	79,442	–	–	79,442
Exchange Traded Funds	19,872	–	–	19,872
Money Market Funds	309,341	–	–	309,341
Total Investments	$2,786,672	$1,861,443	$–	$4,648,115

Summary of Fair Value Measurements at September 30, 2023 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all
significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2023:

Hood River International Opportunity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Communication Services	$ 156,305	$ 70,777	$ –	$ 227,082
Consumer Discretionary	196,430	256,644	–	453,074
Consumer Staples	45,360	57,672	–	103,032
Energy	176,822	97,434	–	274,256
Financials	107,693	176,217	–	283,910
Health Care	264,111	–	–	264,111
Industrials	519,217	838,693	–	1,357,910
Information Technology	635,817	290,131	–	925,948
Materials	–	35,176	–	35,176
Real Estate	173,358	38,699	–	212,057
Common Stocks - Total	2,275,113	1,861,443	–	4,136,556
Real Estate Investment Trusts	$ 102,904	$ –	$ –	$ 102,904
Closed End Investment Trusts	79,442	–	–	79,442
Exchange Traded Funds	19,872	–	–	19,872
Money Market Funds	309,341	–	–	309,341
Total Investments	$ 2,786,672	$ 1,861,443	$ –	$ 4,648,115

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Summary of Fair Value Measurements at September 30, 2023 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all
significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2023:

Hood River International Opportunity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Communication Services	$ 156,305	$ 70,777	$ –	$ 227,082
Consumer Discretionary	196,430	256,644	–	453,074
Consumer Staples	45,360	57,672	–	103,032
Energy	176,822	97,434	–	274,256
Financials	107,693	176,217	–	283,910
Health Care	264,111	–	–	264,111
Industrials	519,217	838,693	–	1,357,910
Information Technology	635,817	290,131	–	925,948
Materials	–	35,176	–	35,176
Real Estate	173,358	38,699	–	212,057
Common Stocks - Total	2,275,113	1,861,443	–	4,136,556
Real Estate Investment Trusts	$ 102,904	$ –	$ –	$ 102,904
Closed End Investment Trusts	79,442	–	–	79,442
Exchange Traded Funds	19,872	–	–	19,872
Money Market Funds	309,341	–	–	309,341
Total Investments	$ 2,786,672	$ 1,861,443	$ –	$ 4,648,115